Subordinated debentures - Summary of Net of Holdings in Debentures (Detail) $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 TTD ($)	Oct. 31, 2019 CAD ($)
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities	$ 9,879			$ 9,825
Deferred financing costs	(12)			(10)
Subordinated debentures	$ 9,867			9,815
July 15, 2022 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	July 15, 2022
Interest rate	5.38%	5.38%	5.38%
Dated subordinated liabilities	$ 205	$ 150		206
June 8, 2023 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	June 8, 2023
Interest rate	9.30%	9.30%	9.30%
Dated subordinated liabilities	$ 110			110
December 6, 2024 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	December 6, 2024
Redemption date	Dec. 06, 2019
Interest rate	2.99%	2.99%	2.99%
Dated subordinated liabilities				1,999
June 4, 2025 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	June 4, 2025
Redemption date	Jun. 04, 2020
Interest rate	2.48%	2.48%	2.48%
Dated subordinated liabilities				997
January 20, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	January 20, 2026
Redemption date	Jan. 20, 2021
Interest rate	3.31%	3.31%	3.31%
Dated subordinated liabilities	$ 1,501			1,483
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	January 27, 2026
Interest rate	4.65%	4.65%	4.65%
Dated subordinated liabilities	$ 2,148	$ 1,500		2,023
September 29, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	September 29, 2026
Redemption date	Sep. 29, 2021
Interest rate	3.45%	3.45%	3.45%
Dated subordinated liabilities	$ 1,017			1,009
November 1, 2027 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	November 1, 2027
Redemption date	Nov. 01, 2022
Interest rate	4.75%	4.75%	4.75%
Dated subordinated liabilities	$ 59		$ 300	59
July 25, 2029 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	July 25, 2029
Redemption date	Jul. 25, 2024
Interest rate	2.74%	2.74%	2.74%
Dated subordinated liabilities	$ 1,559			1,486
December 23, 2029 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	December 23, 2029
Redemption date	Dec. 23, 2024
Interest rate	2.88%	2.88%	2.88%
Dated subordinated liabilities	$ 1,578
June 30, 2030 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	June 30, 2030
Redemption date	Jun. 30, 2025
Interest rate	2.09%	2.09%	2.09%
Dated subordinated liabilities	$ 1,247
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	October 1, 2083
Dated subordinated liabilities	$ 224			224
Redemption date	Any interest payment date
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	June 29, 2085
Dated subordinated liabilities	$ 231	$ 174		$ 229
Redemption date	Any interest payment date